Derivatives (Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 20, 2016 EUR (€)
Derivative [Line Items]
Unrealized loss on derivative contracts in AOCL expected to be recognized in September 30, 2018	$ 8.9
4.00% Notes, Due October 1, 2026 [Member]
Derivative [Line Items]
Notes | €			€ 425
Interest rate	4.00%	4.00%
Cash Flow Hedging [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Derivative, fixed interest rate	1.76%	1.36%
Notional value	$ 300.0	$ 300.0
Derivative net (loss) gain estimated to be reclassified from AOCI into earnings over the next 12 months	(0.5)
Cash Flow Hedging [Member] | Commodity Swaps [Member]
Derivative [Line Items]
Derivative net (loss) gain estimated to be reclassified from AOCI into earnings over the next 12 months	0.4
Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional value	67.5	29.9
Derivative net (loss) gain estimated to be reclassified from AOCI into earnings over the next 12 months	(1.6)
Fair Value Hedging [Member]
Derivative [Line Items]
Credit reserve on derivative assets	0.1	0.1
Posted cash collateral	0.0	0.0
Posted standby letters of credit	0.0	0.0
Not Designated as Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional value	$ 62.9	$ 62.0